Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2010
Acquisitions Disclosure [Abstract]
Acquisitions and Dispositions

Note 2.       Acquisitions and Dispositions

       On December 13, 2010, the company and Dionex Corporation, a leading manufacturer and marketer of chromatography systems, announced that their Boards of Directors unanimously approved a transaction under which Thermo Fisher would acquire all of the outstanding shares of Dionex for $118.50 per share in cash, or a total purchase price of approximately $2.1 billion. Dionex, headquartered in Sunnyvale, California, is a global leader in the manufacturing and marketing of liquid chromatography and sample preparation systems, consumables, and software for chemical analysis. Dionex systems are used worldwide in environmental analysis and by the life sciences, chemical, petrochemical, food and beverage, power generation, and electronics industries. Their expertise in applications and instrumentation helps analytical scientists to evaluate and develop pharmaceuticals, establish environmental regulations, and produce better industrial products. The transaction is subject to a majority of the outstanding shares of Dionex having been tendered and certain regulatory approvals.

       Under the terms of the agreement, the company has commenced a tender offer to acquire all of the outstanding shares of Dionex common stock for $118.50 per share in cash.

2010 Acquisitions

       In February 2010, the company's Analytical Technologies segment acquired Ahura Scientific, Inc., a U.S.-based provider of handheld spectroscopy instruments that are used worldwide in the identification of chemicals for safety, security and pharmaceutical applications, for $147 million, net of cash acquired, plus up to $25 million of additional contingent consideration based upon the achievement of specified operating results in 2010, of which the company recorded $20 million as the fair value at the acquisition date and an additional $5 million as a charge to selling, general and administrative expense in December 2010. The acquisition expands the segment's portfolio of portable analytical devices. Revenues of Ahura Scientific totaled $45 million in 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly, $110 million was allocated to goodwill, none of which is tax deductible.

       In March 2010, the company's Analytical Technologies segment acquired Finnzymes, a Finland-based provider of integrated tools for molecular biology analysis, including reagents, instruments, consumables and kits, for $58 million, net of cash acquired. The acquisition expands the company's portfolio of reagents and other consumables for the molecular biology research and diagnostics markets. Finnzymes reported revenues of $20 million in 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly, $25 million was allocated to goodwill, none of which is tax deductible.

       In July 2010, the company's Analytical Technologies segment acquired Fermentas International Inc., a manufacturer and global distributor of enzymes, reagents and kits for molecular and cellular biology research, with principal operations in Lithuania, for $260 million, net of cash acquired. The acquisition expands the company's ability to provide complete workflows for genomics research. Fermentas reported revenues of approximately $55 million in 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly, $120 million was allocated to goodwill, none of which is tax deductible.

       In addition, in 2010, the Analytical Technologies segment acquired a developer of tunable diode-based spectroscopy systems; a provider of liquid chromatography and software solutions for proteomics analysis; a developer and manufacturer of miniature handheld near-infrared analyzers; a developer and manufacturer of low-frequency microwave moisture analyzers; a life sciences custom media developer; a developer and manufacturer of laboratory water purification systems, and an India-based distributor of scientific bulk elemental and other products. The company's Laboratory Products and Services segment acquired an Australian-based provider of laboratory chemicals, consumables and instruments. The aggregate consideration for these acquisitions was $141 million plus up to $7 million of additional contingent consideration.

       The company made contingent purchase price payments totaling $5 million in 2010, for acquisitions completed prior to 2010.

2009 Acquisitions

       In April 2009, the company's Laboratory Products and Services segment acquired Biolab, an Australia-based provider of analytical instruments, life science consumables and laboratory equipment, for AUD 180 million (USD $132 million), net of cash acquired. The acquisition broadened the geographic reach of the company's customer channels. Revenue of Biolab totaled AUD 178 million in its fiscal year ended May 2009. The purchase price exceeded the fair value of the acquired net assets and, accordingly, $62 million was allocated to goodwill, none of which is tax deductible.

       In October 2009, the company's Analytical Technologies segment acquired B.R.A.H.M.S. AG, a leading provider of specialty diagnostic tests, as well as intensive care treatments and prenatal screening, for 331 million Euros (approximately $482 million including the assumption of $32 million of debt). The acquisition of B.R.A.H.M.S. increased the breadth of the company's specialty diagnostics portfolio and provided a significant reagent manufacturing center in Europe. B.R.A.H.M.S. reported revenues in 2008 of 75 million Euros. The purchase price exceeded the fair value of the acquired net assets and, accordingly, $183 million was allocated to goodwill, none of which is tax deductible.

       In addition, in 2009 the Analytical Technologies segment acquired a culture media manufacturer and distributor in Malaysia and Singapore; the remaining interest in a Mexico-based manufacturer and distributor of bulk weighing products; and a developer of advanced, miniaturized gas chromatography instruments. The Laboratory Products and Services segment acquired a Spain-based distributor of laboratory instrumentation and equipment and a Sweden-based distributor of clinical chemistry analysis instruments. The aggregate consideration for these acquisitions was $38 million.

       The company paid contingent purchase price obligations of $22 million in 2009 for several acquisitions completed prior to 2009.

2008 Acquisitions

       In 2008, the company's Analytical Technologies segment acquired the intellectual property of an immunohistochemistry control slide business; a manufacturer and distributor of analytical instruments serving the life sciences and environmental industries; a provider of RNAi, genomics and antibody tools used by life science researchers; a manufacturer and distributor of antibodies and reagents; a manufacturer of water analysis systems; a manufacturer of histology and anatomical pathology labeling and tracking products; and an iron testing reagent product line. The company's Laboratory Products and Services segment acquired, in separate transactions, three distributors of laboratory equipment and consumables; a manufacturer of carbon fiber centrifuge rotors; a network of depots providing clinical trial packaging and distribution, and the intellectual property and other assets of a manufacturer of automated cell factory equipment. No individual acquisition exceeded $50 million in purchase price. Aggregate consideration paid in 2008 for the acquisitions of both segments was $192 million cash, net of cash acquired, plus $8 million of assumed debt, and up to $17 million of additional future payments based on the achievement of specified milestones and operating results, of which $6 million has been paid and an additional $5 million was earned and accrued, through an increase in goodwill, as of December 31, 2010. The company also paid purchase price obligations, transaction costs and post-closing purchase price adjustments aggregating $11 million in 2008, for several acquisitions completed prior to 2008.

       The company's acquisitions have historically been made at prices above the fair value of the acquired assets, resulting in goodwill, due to expectations of synergies of combining the businesses. These synergies include elimination of redundant facilities, functions and staffing; use of the company's existing commercial infrastructure to expand sales of the acquired businesses' products; and use of the commercial infrastructure of the acquired businesses to cost-effectively expand sales of company products.

       Acquisitions have been accounted for using the purchase method of accounting, and the acquired companies' results have been included in the accompanying financial statements from their respective dates of acquisition. Acquisition transaction costs have been recorded in selling, general and administrative expenses beginning in 2009. Allocation of the purchase price for acquisitions was based on estimates of the fair value of the net assets acquired and, for acquisitions completed within the past year, is subject to adjustment upon finalization of the purchase price allocation. The company is not aware of any information that indicates the final purchase price allocations will differ materially from the preliminary estimates.

       The components of the purchase price allocations for 2010 acquisitions are as follows:

(In millions)	Ahura Scientific	Finnzymes	Fermentas	Other	Total

Purchase Price
Cash paid	$164.0	$59.0	$278.7	$145.5	$647.2
Debt assumed	0.6	—	3.6	1.1	5.3
Fair value of contingent consideration	19.6	—	—	3.9	23.5
Cash acquired	(17.8)	(0.7)	(21.9)	(5.3)	(45.7)

	$166.4	$58.3	$260.4	$145.2	$630.3

Allocation
Current assets	$22.3	$6.1	$19.9	$29.2	$77.5
Property, plant and equipment	3.3	3.4	9.6	4.1	20.4
Intangible assets:
Customer relationships	46.1	16.1	67.9	40.1	170.2
Product technology	30.4	18.6	73.5	24.7	147.2
In-process research and development	—	—	—	4.4	4.4
Tradenames and other	0.4	0.1	5.3	4.4	10.2
Goodwill	109.9	24.8	119.9	59.2	313.8
Other assets	0.1	2.0	3.0	7.4	12.5
Liabilities assumed	(46.1)	(12.8)	(38.7)	(28.3)	(125.9)

	$166.4	$58.3	$260.4	$145.2	$630.3

       The weighted-average amortization periods for intangible assets acquired in 2010 are 10 years for customer relationships, 9 years for product technology and 10 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 9 years.

       The components of the purchase price allocations for 2009 acquisitions, as revised in 2010 for finalization of the purchase price allocations are as follows:

(In millions)	Biolab	B.R.A.H.M.S.	Other Analytical Technologies	Other Laboratory Products and Services	Total

Purchase Price
Cash paid	$132.9	$454.1	$28.5	$7.4	$622.9
Debt assumed	—	32.3	0.4	0.5	33.2
Fair value of contingent consideration	—	—	0.6	—	0.6
Cash acquired	(1.3)	(4.8)	(0.2)	—	(6.3)
Other	—	—	0.9	—	0.9

	$131.6	$481.6	$30.2	$7.9	$651.3

Allocation
Current assets	$38.2	$47.4	$3.7	$2.8	$92.1
Property, plant and equipment	3.3	32.9	0.7	0.1	37.0
Intangible assets:
Customer relationships	51.4	203.8	4.2	2.5	261.9
Product technology	0.9	135.2	6.9	—	143.0
Tradenames and other	1.3	9.4	0.2	—	10.9
Goodwill	62.3	183.4	19.3	4.7	269.7
Other assets	—	3.5	—	—	3.5
Liabilities assumed	(25.8)	(134.0)	(4.8)	(2.2)	(166.8)

	$131.6	$481.6	$30.2	$7.9	$651.3

       The weighted-average amortization periods for intangible assets acquired in 2009 are 11 years for customer relationships, 9 years for product technology and 8 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 11 years.

       The components of the purchase price allocations for 2008 acquisitions, as revised in 2009 for finalization of the purchase price allocations and earned contingent purchase price payments where applicable, are as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Total

Purchase Price
Cash paid including transaction costs	$107.0	$91.9	$198.9
Debt assumed	0.1	8.1	8.2
Purchase price payable	2.0	3.1	5.1
Cash acquired	(1.5)	(1.9)	(3.4)

	$107.6	$101.2	$208.8

Allocation
Current assets	$12.7	$32.8	$45.5
Property, plant and equipment	3.4	15.3	18.7
Intangible assets:
Customer relationships	23.2	25.3	48.5
Product technology	25.7	6.3	32.0
Tradenames and other	5.1	2.9	8.0
Goodwill	54.0	46.0	100.0
Other assets	0.4	0.1	0.5
Liabilities assumed	(16.9)	(27.5)	(44.4)

	$107.6	$101.2	$208.8

       The weighted-average amortization periods for intangible assets acquired in 2008 are 8 years for customer relationships, 7 years for product technology and 8 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 8 years.

       The company's results would not have been materially different from its reported results had the company's acquisitions occurred at the beginning of 2008.

Dispositions

       On April 4, 2011, the company sold two businesses. See Note 17.

       The company sold four small business units in 2009 and recorded gains aggregating $0.6 million, included in restructuring and other costs, net, in the accompanying statement of income. The net cash proceeds were $4.4 million. The company also sold a small business unit in 2008 for net cash proceeds of $4 million and recorded a loss of $3 million. Operating results of the businesses were not material.